Premises and Equipment (Tables)	12 Months Ended
Dec. 31, 2012
Premises and Equipment [Abstract]
Premises and equipment are stated at cost, less accumulated depreciation

	December 31,		Original Useful Life Years
	2012	2011
Land	$1,974,527	$1,973,014
Land improvements	493,195	338,069	15
Leasehold improvements	1,083,051	1,063,735	15
Buildings	5,440,002	5,193,157	39
Furniture, fixtures & equipment	5,147,358	5,130,953	3 - 7

Total	14,138,133	13,698,928
Less accumulated depreciation	7,638,477	7,781,209

Premises and equipment, net	$6,499,656	$5,917,719